Schedule of Investments ─ IQ Ultra Short Duration ETF

July 31, 2021 (unaudited)

	Principal Amount	Value
Long - Term Bonds 89.2%

Collateralized Mortgage Obligation — 0.4%

Mortgage Securities — 0.4%
Fannie Mae Interest Strip(a)
0.000%, due 6/25/39 (Cost $913,010)	$969,242	$900,148

Commercial Asset-Backed Securities — 21.1%

Asset Backed Securities — 21.1%
522 Funding CLO 2019-4 Ltd., (Cayman Islands)
Series 2019-4A BR, 1.734%, (3-Month LIBOR + 1.60%) due 4/20/30(b)	1,000,000	999,122
522 Funding CLO 2020-6 Ltd., (Cayman Islands)
Series 2020-6A B, 1.938%, (3-Month LIBOR + 1.80%) due 10/23/33(b)	1,000,000	1,000,383
522 Funding CLO 2021-7 Ltd., (Cayman Islands)
Series 2021-7A A, 1.270%, (3-Month LIBOR + 1.07%) due 4/23/34(b)	1,000,000	1,000,855
AIG CLO, (Cayman Islands)
Series 2021-1A A, 1.284%, (3-Month LIBOR + 1.10%) due 4/22/34(b)	1,500,000	1,501,647
AIMCO CLO 10 Ltd., (Cayman Islands)
Series 2019-10A A, 1.458%, (3-Month LIBOR + 1.32%) due 7/22/32(b)	1,000,000	1,000,000
Apidos CLO, (Cayman Islands)
Series 2015-20A A1RA, 1.226%, (3-Month LIBOR + 1.10%) due 7/16/31(b)	300,000	299,899
Series 2018-XXXA A2, 1.734%, (3-Month LIBOR + 1.60%) due 10/18/31(b)	1,250,000	1,250,025
Series 2021-35A A, 1.249%, (3-Month LIBOR + 1.05%) due 4/20/34(b)	1,500,000	1,501,276
Aqua Finance Trust 2020-A
Series 2020-AA A, 1.900%, due 7/17/46	708,974	717,594
Ares XLI Clo Ltd., (Cayman Islands)
Series 2016-41A AR2, 1.196%, (3-Month LIBOR + 1.07%) due 4/15/34(b)	1,500,000	1,500,513
Ares XXXVIII CLO Ltd., (Cayman Islands)
Series 2015-38A BR, 1.534%, (3-Month LIBOR + 1.40%) due 4/20/30(b)	1,000,000	989,445
Battalion Clo 17 Ltd.
Series 2021-17A A1, 1.394%, (3-Month LIBOR + 1.26%) due 3/9/34(b)	1,000,000	1,003,104
Bean Creek CLO Ltd., (Cayman Islands)
Series 2015-1A AR, 1.154%, (3-Month LIBOR + 1.02%) due 4/20/31(b)	650,000	649,547
Carlyle Global Market Strategies CLO 2013-3 Ltd., (Cayman Islands)
Series 2013-3A A1AR, 1.226%, (3-Month LIBOR + 1.10%) due 10/15/30(b)	993,863	993,883
Series 2013-3A A2R, 1.526%, (3-Month LIBOR + 1.40%) due 10/15/30(b)	1,575,000	1,571,910
CARLYLE US CLO 2021-1 Ltd., (Cayman Islands)
Series 2021-1A A1, 1.331%, (3-Month LIBOR + 1.14%) due 4/15/34(b)	1,000,000	999,404
Cedar Funding VII Clo Ltd., (Cayman Islands)
Series 2018-7A B, 1.534%, (3-Month LIBOR + 1.40%) due 1/20/31(b)	1,000,000	1,000,021
Cedar Funding XII CLO Ltd., (Cayman Islands)
Series 2020-12A A, 1.395%, (3-Month LIBOR + 1.27%) due 10/25/32(b)	700,000	700,202
Cook Park CLO Ltd., (Cayman Islands)
Series 2018-1A B, 1.534%, (3-Month LIBOR + 1.40%) due 4/17/30(b)	1,000,000	1,000,087
DB Master Finance LLC
Series 2017-1A A2I, 3.629%, due 11/20/47	387,000	390,475
FirstKey Homes 2020-SFR2 Trust
Series 2020-SFR2 A, 1.266%, due 10/19/37	997,793	1,001,440
Galaxy XIX CLO Ltd., (Cayman Islands)
Series 2015-19A A2RR, 1.525%, (3-Month LIBOR + 1.40%) due 7/24/30(b)	1,000,000	1,000,071
Galaxy XXI CLO Ltd., (Cayman Islands)
Series 2015-21A BR, 1.484%, (3-Month LIBOR + 1.35%) due 4/20/31(b)	1,000,000	997,393
Greenwood Park CLO Ltd., (Cayman Islands)
Series 2018-1A A2, 1.136%, (3-Month LIBOR + 1.01%) due 4/15/31(b)	500,000	500,555
HPS Loan Management 15-2019 Ltd., (Cayman Islands)
Series 15A-19 A1, 1.458%, (3-Month LIBOR + 1.32%) due 7/22/32(b)	500,000	501,188
Kayne CLO 10 Ltd., (Cayman Islands)
Series 2021-10A A, 1.357%, (3-Month LIBOR + 1.17%) due 4/23/34(b)	1,000,000	1,002,242
Magnetite XVIII Ltd., (Cayman Islands)
Series 2016-18A AR, 1.236%, (3-Month LIBOR + 1.08%) due 11/15/28(b)	250,000	250,003
Magnetite XXVIII Ltd., (Cayman Islands)
Series 2020-28A A, 1.395%, (3-Month LIBOR + 1.27%) due 10/25/31(b)	1,000,000	1,000,674
Magnetite XXXI Ltd., (Cayman Islands)
Series 2021-31A A1, %, (3-Month LIBOR + 1.10%) due 7/15/34(b)	1,200,000	1,200,244
Neuberger Berman CLO, (Cayman Islands)
Series 2013-15A BR, 1.776%, (3-Month LIBOR + 1.65%) due 10/15/29(b)	400,000	400,169
Neuberger Berman Loan Advisers CLO 32 Ltd., (Cayman Islands)
Series 2019-32A BR, 1.534%, (3-Month LIBOR + 1.40%) due 1/20/32(b)	1,500,000	1,496,635
Neuberger Berman Loan Advisers CLO 37 Ltd., (Cayman Islands)
Series 2020-37A BR, 1.584%, (3-Month LIBOR + 1.45%) due 7/20/31(b)	1,000,000	1,000,238
Oak Hill Credit Partners, (Cayman Islands)
Series 2021-8A A, 1.378%, (3-Month LIBOR + 1.19%) due 1/18/34(b)	1,250,000	1,252,009
Oaktree CLO 2015-1 Ltd., (Cayman Islands)
Series 2015-1A A2BR, 1.484%, (3-Month LIBOR + 1.35%) due 10/20/27(b)	500,000	500,102

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Oaktree CLO 2020-1 Ltd., (Cayman Islands)
Series 2020-1A BR, 1.776%, (3-Month LIBOR + 1.65%) due 7/15/34(b)	$1,000,000	$1,000,192
Octagon Investment Partners 31 LLC, (Cayman Islands)
Series 2017-1A B1R, 1.634%, (3-Month LIBOR + 1.50%) due 7/20/30(b)	1,500,000	1,499,343
Octagon Investment Partners 51 Ltd., (Cayman Islands)
Series 2021-1A A, 1.290%, (3-Month LIBOR + 1.15%) due 7/20/34(b)	1,000,000	1,001,768
Palmer Square CLO 2014-1 Ltd., (Cayman Islands)
Series 2014-1A A2R2, 1.584%, (3-Month LIBOR + 1.45%) due 1/17/31(b)	1,150,000	1,146,720
Palmer Square CLO 2021-2 Ltd., (Cayman Islands)
Series 2021-2A A, 1.290%, (3-Month LIBOR + 1.15%) due 7/15/34(b)	1,000,000	1,001,171
Palmer Square Loan Funding 2019-2 Ltd., (Cayman Islands)
Series 2019-2A A1, 1.104%, (3-Month LIBOR + 0.97%) due 4/20/27(b)	146,015	146,058
Palmer Square Loan Funding 2019-4 Ltd., (Cayman Islands)
Series 2019-4A A2, 1.725%, (3-Month LIBOR + 1.60%) due 10/24/27(b)	1,000,000	1,000,601
Palmer Square Loan Funding 2021-3 Ltd., (Cayman Islands)
Series 2021-3A A2, 1.529%, (3-Month LIBOR + 1.40%) due 7/20/29(b)	1,000,000	1,000,200
Palmer Square Loan Funding Ltd., (Cayman Islands)
Series 2019-3A A2, 1.755%, (3-Month LIBOR + 1.60%) due 8/20/27(b)	300,000	300,076
Park Avenue Institutional Advisers CLO Ltd. 2018-1, (Cayman Islands)
Series 2018-1A A2R, 1.734%, (3-Month LIBOR + 1.60%) due 10/20/31(b)	700,000	700,046
Park Avenue Institutional Advisers CLO Ltd. 2021-1, (Cayman Islands)
Series 2021-1A A1A, 1.524%, (3-Month LIBOR + 1.39%) due 1/20/34(b)	1,000,000	1,002,809
Progress Residential Trust
Series 2018-SFR3 A, 3.880%, due 10/17/35	1,158,014	1,171,002
Regatta XIV Funding Ltd., (Cayman Islands)
Series 2018-3A A, 1.315%, (3-Month LIBOR + 1.19%) due 10/25/31(b)	1,000,000	1,000,144
Romark CLO IV Ltd., (Cayman Islands)
Series 2021-4A A1, 1.320%, (3-Month LIBOR + 1.17%) due 7/10/34(b)	1,000,000	1,000,552
Shackleton 2019-XIV Clo Ltd., (Cayman Islands)
Series 2019-14A A1R, 1.330%, (3-Month LIBOR + 1.20%) due 7/20/34(b)	1,000,000	1,000,196
Silver Creek CLO Ltd., (Cayman Islands)
Series 2014-1A AR, 1.374%, (3-Month LIBOR + 1.24%) due 7/20/30(b)	1,250,000	1,250,538
Sixth Street CLO XVII Ltd., (Cayman Islands)
Series 2021-17A A, 1.409%, (3-Month LIBOR + 1.24%) due 1/20/34(b)	1,500,000	1,503,474
Taco Bell Funding LLC
Series 2018-1A A2I, 4.318%, due 11/25/48	414,375	415,224
TICP CLO Ltd., (Cayman Islands)
Series 2018-10A A, 1.134%, (3-Month LIBOR + 1.00%) due 4/20/31(b)	300,000	299,715
TICP CLO XV Ltd., (Cayman Islands)
Series 2020-15A A, 1.414%, (3-Month LIBOR + 1.28%) due 4/20/33(b)	1,000,000	1,002,333
Treman Park CLO Ltd., (Cayman Islands)
Series 2015-1A ARR, 1.204%, (3-Month LIBOR + 1.07%) due 10/20/28(b)	381,063	381,661
TRESTLES CLO II Ltd., (Cayman Islands)
Series 2018-2A A2, 1.795%, (3-Month LIBOR + 1.67%) due 7/25/31(b)	275,000	275,073
Trestles Clo IV Ltd., (Cayman Islands)
Series 2021-4A A, %, (3-Month LIBOR + 1.17%) due 7/21/34(b)	1,400,000	1,399,314
Vantage Data Centers LLC
Series 2020-1A A2, 1.645%, due 9/15/45	1,260,000	1,271,396
Wellfleet CLO 2021-2 Ltd., (Cayman Islands)
Series 2021-2A A1, %, (3-Month LIBOR + 1.20%) due 7/15/34(b)	933,333	933,523
		54,875,484
Total Commercial Asset-Backed Securities
(Cost $54,804,839)		54,875,484

Commercial Mortgage-Backed Securities — 2.5%

Mortgage Securities — 2.5%
BBCMS Trust 2013-TYSN
Series 2013-TYSN A2, 3.756%, due 9/5/32	480,673	480,893
BFLD Trust
Series 2021-FPM A, 1.694%, (1-Month LIBOR + 1.60%) due 6/15/38(b)	1,000,000	1,000,902
BWAY 2013-1515 Mortgage Trust
Series 2013-1515 A2, 3.454%, due 3/10/33	1,400,000	1,504,529
CAMB Commercial Mortgage Trust
Series 2019-LIFE A, 1.163%, (1-Month LIBOR + 1.07%) due 12/15/37(b)	500,000	501,090
GS Mortgage Securities Corp. Trust 2012-ALOHA
Series 2012-ALOH A, 3.551%, due 4/10/34	1,000,000	1,009,246
Houston Galleria Mall Trust 2015-HGLR
Series 2015-HGLR A1A1, 3.087%, due 3/5/37	1,000,000	1,046,348
Queens Center Mortgage Trust 2013-QC
Series 2013-QCA A, 3.275%, due 1/11/37	1,000,000	1,055,558
		6,598,566
Total Commercial Mortgage-Backed Securities
(Cost $6,596,720)		6,598,566

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Corporate Bonds — 28.9%

Basic Materials — 1.3%
International Flavors & Fragrances, Inc.
1.230%, due 10/1/25	$425,000	$425,896
LYB International Finance III LLC
1.145%, (3-Month LIBOR + 1.00%) due 10/1/23(b)	1,400,000	1,401,920
Steel Dynamics, Inc.
2.400%, due 6/15/25	1,575,000	1,651,727
		3,479,543
Communications — 3.5%
AT&T, Inc.
1.700%, due 3/25/26	1,600,000	1,624,848
Discovery Communications LLC
3.800%, due 3/13/24	1,525,000	1,637,807
T-Mobile USA, Inc.
1.500%, due 2/15/26	1,950,000	1,972,834
Verizon Communications, Inc.
0.840%, (SOFR + 0.79%) due 3/20/26(b)	3,925,000	3,991,894
		9,227,383
Consumer, Cyclical — 2.0%
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	200,000	203,562
3.664%, due 9/8/24	325,000	339,625
General Motors Financial Co., Inc.
1.050%, due 3/8/24	1,922,000	1,937,983
Hyundai Capital America
1.300%, due 1/8/26	2,425,000	2,411,054
Ralph Lauren Corp.
1.700%, due 6/15/22	225,000	227,878
		5,120,102
Consumer, Non-cyclical — 1.7%
Humana, Inc.
0.650%, due 8/3/23	2,000,000	2,000,361
Keurig Dr Pepper, Inc.
4.057%, due 5/25/23	702,000	746,888
Viatris, Inc.
1.125%, due 6/22/22	1,550,000	1,559,039
		4,306,288
Energy — 2.1%
Enterprise Products Operating LLC
3.350%, due 3/15/23	1,557,000	1,617,889
Pioneer Natural Resources Co.
0.550%, due 5/15/23	2,400,000	2,402,915
Valero Energy Corp.
2.850%, due 4/15/25	1,325,000	1,405,687
		5,426,491
Financial — 10.1%
Air Lease Corp.
3.875%, due 7/3/23	2,400,000	2,544,182
Aircastle Ltd.
2.850%, due 1/26/28	1,100,000	1,128,778
Ares Finance Co. LLC
4.000%, due 10/8/24	1,640,000	1,753,121
Bank of America Corp.
4.200%, due 8/26/24	2,400,000	2,630,466
Charles Schwab Corp. (The)
0.550%, (SOFR + 0.50%) due 3/18/24(b)	5,000,000	5,038,823
Citigroup, Inc.
1.565%, (3-Month LIBOR + 1.43%) due 9/1/23(b)	4,000,000	4,051,556
Goldman Sachs Group, Inc. (The)
1.125%, (3-Month LIBOR + 1.00%) due 7/24/23(b)	4,250,000	4,280,630
J.P. Morgan Chase & Co.
3.875%, due 9/10/24	2,250,000	2,449,275
National Retail Properties, Inc.
3.900%, due 6/15/24	900,000	972,098
Protective Life Global Funding
1.082%, due 6/9/23	1,500,000	1,520,475
		26,369,404
Industrial — 2.9%
Boeing Co. (The)
1.167%, due 2/4/23	750,000	752,544
1.950%, due 2/1/24	1,375,000	1,409,946
2.700%, due 5/1/22	450,000	457,609
Flex Ltd.
3.750%, due 2/1/26	875,000	959,748
Flowserve Corp.
3.500%, due 9/15/22	1,825,000	1,868,375
Ryder System, Inc.
2.500%, due 9/1/24	2,075,000	2,179,147
		7,627,369
Technology — 1.8%
Skyworks Solutions, Inc.
0.900%, due 6/1/23	2,225,000	2,233,299
VMware, Inc.
1.000%, due 8/15/24	2,300,000	2,307,354
		4,540,653
Utilities — 3.5%
CenterPoint Energy Resources Corp.
0.700%, due 3/2/23	1,000,000	1,000,283
CenterPoint Energy, Inc.
0.630%, (SOFR + 0.65%) due 5/13/24(b)	1,725,000	1,727,099
Entergy Louisiana LLC
0.620%, due 11/17/23	850,000	850,670
OGE Energy Corp.
0.703%, due 5/26/23	2,000,000	2,000,858
Pacific Gas and Electric Co.
1.750%, due 6/16/22	1,700,000	1,697,667
Southern California Edison Co.
1.100%, due 4/1/24	1,875,000	1,889,680
		9,166,257
Total Corporate Bonds
(Cost $74,982,120)		75,263,490

Foreign Bonds — 14.7%

Basic Materials — 1.0%
Nutrien Ltd., (Canada)
1.900%, due 5/13/23	1,375,000	1,407,940
3.625%, due 3/15/24	1,125,000	1,202,373
		2,610,313
Communications — 0.2%
Thomson Reuters Corp., (Canada)
3.850%, due 9/29/24	475,000	514,830

Consumer, Cyclical — 1.0%
Volkswagen Group of America Finance LLC, (Germany)
1.250%, due 11/24/25	2,500,000	2,508,332

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)

Consumer, Non-cyclical — 0.8%
Bayer US Finance II LLC, (Germany)
3.875%, due 12/15/23	$2,025,000	$2,166,209

Financial — 11.1%
Antares Holdings LP, (Canada)
3.950%, due 7/15/26	550,000	583,854
BNP Paribas SA, (France)
4.250%, due 10/15/24	2,125,000	2,344,230
BOC Aviation USA Corp., (Singapore)
1.625%, due 4/29/24	1,125,000	1,134,877
Credit Agricole SA/London, (France)
1.907%, (SOFR + 1.68%) due 6/16/26(b)	2,300,000	2,354,188
HSBC Holdings PLC, (United Kingdom)
4.250%, due 8/18/25	2,150,000	2,385,072
Lloyds Banking Group PLC, (United Kingdom)
0.695%, (CMT + 0.55%) due 5/11/24(b)	2,375,000	2,384,102
Mitsubishi UFJ Financial Group, Inc., (Japan)
2.665%, due 7/25/22	5,000,000	5,118,555
NatWest Markets PLC, (United Kingdom)
0.563%, (SOFR + 0.53%) due 8/12/24(b)	3,000,000	3,008,743
Royal Bank of Canada, (Canada)
0.410%, (SOFR + 0.36%) due 7/29/24(b)	5,000,000	5,008,740
Standard Chartered PLC, (United Kingdom)
0.991%, (CMT + 0.78%) due 1/12/25(b)	2,600,000	2,597,222
1.319%, (CMT + 1.17%) due 10/14/23(b)	2,100,000	2,118,713
		29,038,296
Government — 0.6%
International Bank for Reconstruction & Development, (Supranational)
Series GDIF, 0.850%, due 2/10/27	1,500,000	1,483,287

Total Foreign Bonds
(Cost $38,121,504)		38,321,267
U.S. Treasury Notes — 2.7%

U.S. Treasury Note, 0.625%, due 7/31/26	1,200,000	1,195,781
U.S. Treasury Note, 0.875%, due 6/30/26	3,025,000	3,052,414
U.S. Treasury Note, 1.250%, due 6/30/28	2,350,000	2,390,023
U.S. Treasury Note, 1.625%, due 5/15/31	400,000	414,688
		7,052,906
Total U.S. Treasury Notes
(Cost $7,027,481)		7,052,906

United States Government Agency & Obligations — 14.3%

Government — 14.3%
Federal Farm Credit Banks Funding Corporation
0.840%, due 2/2/28	2,000,000	1,974,109
0.980%, due 4/27/27	2,000,000	1,997,316
1.030%, due 12/1/28	3,000,000	2,964,733
1.150%, due 10/14/27	1,000,000	999,692
1.240%, due 12/23/30	1,200,000	1,178,032
1.460%, due 6/1/28	1,250,000	1,250,048
1.550%, due 7/26/30	2,600,000	2,597,029
1.600%, due 7/15/30	1,500,000	1,501,288
1.770%, due 2/4/31	2,500,000	2,498,063
1.840%, due 10/27/31	2,700,000	2,701,173
1.940%, due 6/30/31	1,000,000	1,008,357
1.980%, due 6/2/31	2,775,000	2,777,467
1.990%, due 3/17/31	2,722,000	2,736,294
2.000%, due 5/27/31	1,075,000	1,075,640
2.020%, due 4/1/31	1,800,000	1,815,248
2.040%, due 4/14/31	3,000,000	3,027,864
2.100%, due 5/6/31	2,500,000	2,500,566
Federal Home Loan Banks
1.070%, due 1/25/30	2,500,000	2,451,288
		37,054,207
Total United States Government Agency & Obligations
(Cost $37,101,317)		37,054,207

United States Government Agency Mortgage-Backed Securities — 4.6%

Mortgage Securities — 4.6%
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2020-K107, 1.591%, due 1/25/30(b)(c)	14,984,033	1,801,244
Series 2020-K108, 1.690%, due 3/25/30(b)(c)	15,657,760	2,034,126
Series 2020-K118, 0.961%, due 9/25/30(b)(c)	19,061,788	1,475,609
Series 2020-K119, 0.932%, due 9/25/30(b)(c)	14,976,897	1,117,081
Series 2020-K120, 1.039%, due 10/25/30(b)(c)	14,731,217	1,221,088
Series 2020-K122, 0.883%, due 11/25/30(b)(c)	17,674,768	1,269,946
Series 2021-K123, 0.775%, due 12/25/30(b)(c)	28,732,116	1,832,543
Series 2021-K124, 0.721%, due 12/25/30(b)(c)	19,489,523	1,183,127
		11,934,764
Total United States Government Agency Mortgage-Backed Securities
(Cost $11,695,575)		11,934,764

Short-Term Investment — 15.1%

Commercial Papers — 7.3%

Communications — 1.5%
Walt Disney Co. (The)
0.240%, due 6/30/22(a)	3,986,000	3,977,351
Financial — 5.8%
Banco del Estado de Chile
0.120%, due 8/3/21(a)	3,000,000	2,999,970
Commonwealth Bank of Australia
0.180%, due 7/15/22(a)	4,000,000	3,993,080

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Commercial Papers (continued)

Financial (continued)
Skandinaviska Enskilda Banken AB, (Sweden)
0.170%, due 4/12/22(a)	$4,000,000	$3,995,320
Westpac Banking Corp, (Australia)
0.190%, due 7/15/22(a)	4,000,000	3,992,800
		14,981,170
Total Commercial Papers
(Cost $18,958,310)		18,958,521

	Shares
Money Market Fund — 7.8%
BlackRock Liquidity T-Fund, 0.01%(d)
(Cost $20,367,723)	20,367,723	20,367,723

Total Investments — 104.3%
(Cost $270,568,599)		271,327,076
Other Assets and Liabilities, Net — (4.3)%		(11,216,423)
Net Assets — 100.0%		$260,110,653

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2021.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(d)	Reflects the 7-day yield at July 31, 2021.

1

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
LIBOR	- London InterBank Offered Rate
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2021 (unaudited)

Open futures contracts outstanding at July 31, 2021:
Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2021	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	RBC Capital Markets	September 2021	(96)	$(12,683,111)	$(12,907,500)	$(224,389)
U.S. 10 Year Ultra Note	RBC Capital Markets	September 2021	(48)	(6,944,167)	(7,212,000)	(267,833)
U.S. 5 Year Note (CBT)	RBC Capital Markets	September 2021	(245)	(30,237,497)	(30,489,102)	(251,605)
U.S. Ultra Bond (CBT)	RBC Capital Markets	September 2021	(1)	(184,389)	(199,531)	(15,142)
						$(758,969)
CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $466,500 at July 31, 2021.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Collateralized Mortgage Obligation	$–	$900,148	$–	$900,148
Commercial Asset-Backed Securities	–	54,875,484	–	54,875,484
Commercial Mortgage-Backed Securities	–	6,598,566	–	6,598,566
Corporate Bonds	–	75,263,490	–	75,263,490
Foreign Bonds	–	38,321,267	–	38,321,267
U.S. Treasury Notes	–	7,052,906	–	7,052,906
United States Government Agency & Obligations	–	37,054,207	–	37,054,207
United States Government Agency Mortgage-Backed Securities	–	11,934,764	–	11,934,764
Short-Term Investment:
Commercial Papers	–	18,958,521	–	18,958,521
Money Market Fund	20,367,723	–	–	20,367,723
Total Investments in Securities	$20,367,723	$250,959,353	$–	$271,327,076
Liability Valuation Inputs
Other Financial Instruments:(f)
Futures Contracts	$(758,969)	$–	$–	$(758,969)

(e)	For a complete listing of investments and their industries, see the Schedule of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.